16 Investments (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		R$ 2,368,234	R$ 2,570,643	[1]
Equity		106,757	135,888
Investment/advance for future capital increase		267,471	87,781
Capital decrease		(35,035)	(35,280)
Amortization		(372)	(373)
Proposed dividends and JCP		(49,613)	(46,715)
Transfers		(134,263)
Effects of applying new IFRS			(148,748)
Other	[2]		(194,962)
Investments, ending		2,523,179	2,368,234
Associates [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		48,928	54,918
Equity		24,414	23,165
Investment/advance for future capital increase		123	9
Capital decrease		(735)
Amortization
Proposed dividends and JCP		(21,731)	(28,737)
Transfers
Effects of applying new IFRS
Other	[2]		(427)
Investments, ending		50,999	48,928
Investment Property [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		1,342	1,362
Equity
Investment/advance for future capital increase
Capital decrease
Amortization			(5)
Proposed dividends and JCP
Effects of applying new IFRS
Other	[2]		(15)
Investments, ending			1,342
Other investments [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		1,342	1,362
Equity
Investment/advance for future capital increase			142
Capital decrease
Amortization		(5)
Proposed dividends and JCP
Transfers		(524)
Effects of applying new IFRS
Other	[2]
Investments, ending		813	1,342
Advance for Future Capital Future Capital Increase [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		142
Equity		133,597
Investment/advance for future capital increase
Capital decrease
Amortization
Proposed dividends and JCP
Transfers		(133,739)
Investments, ending			142
Dona Francisca Energetica [Member] | Associates [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		29,144	29,821
Equity		9,853	9,989
Investment/advance for future capital increase
Capital decrease
Amortization
Proposed dividends and JCP		(10,574)	(10,666)
Transfers
Effects of applying new IFRS
Other	[2]
Investments, ending		28,423	29,144
Foz Do Chopim Energetica [Member] | Associates [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		8,227	13,084
Equity		13,924	13,214
Investment/advance for future capital increase
Capital decrease
Amortization
Proposed dividends and JCP		(9,976)	(18,071)
Transfers
Effects of applying new IFRS
Other	[2]
Investments, ending		12,175	8,227
Domino Holdings [Member] | Associates [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		2,442	2,457
Equity		(280)	(15)
Investment/advance for future capital increase
Capital decrease		(735)
Amortization
Proposed dividends and JCP		(1,181)
Transfers
Effects of applying new IFRS
Other	[2]
Investments, ending		246	2,442
Others [Member] | Associates [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		9,115	9,556
Equity		917	(23)
Investment/advance for future capital increase		123	9
Capital decrease
Amortization
Proposed dividends and JCP
Transfers
Effects of applying new IFRS
Other	[2]		(427)
Investments, ending		10,155	9,115
Joint Ventures [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		2,317,822	2,514,363
Equity		82,343	112,723
Investment/advance for future capital increase		133,751	87,630
Capital decrease		(34,300)	(35,280)
Amortization		(367)	(368)
Proposed dividends and JCP		(27,882)	(17,978)
Transfers
Effects of applying new IFRS			(148,748)
Other	[2]		(194,520)
Investments, ending		2,471,367	2,317,822
Joint Ventures [Member] | Voltalia Sao Miguel Do Gostoso I [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		110,568	74,998
Equity		(3,409)	(3,964)
Investment/advance for future capital increase		2,940	39,534
Capital decrease
Amortization
Proposed dividends and JCP
Transfers
Effects of applying new IFRS
Other	[2]
Investments, ending		110,099	110,568
Joint Ventures [Member] | Voltalia Sao Miguel Do Gostoso - Authorization Rights [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning			10,773
Equity
Investment/advance for future capital increase
Capital decrease
Amortization			(368)
Proposed dividends and JCP
Effects of applying new IFRS
Other	[2]
Joint Ventures [Member] | Parana Gas [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning			3
Equity			(3)
Investment/advance for future capital increase
Capital decrease
Amortization
Proposed dividends and JCP
Effects of applying new IFRS
Other	[2]
Joint Ventures [Member] | Costa Oeste [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning			33,646
Equity			3,041
Investment/advance for future capital increase
Capital decrease
Amortization
Proposed dividends and JCP
Effects of applying new IFRS
Other	[2]		(36,687)
Joint Ventures [Member] | Marumbi [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning			85,341
Equity			6,971
Investment/advance for future capital increase
Capital decrease
Amortization
Proposed dividends and JCP
Effects of applying new IFRS
Other	[2]		(92,312)
Joint Ventures [Member] | Transmissora Sul Brasileira [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning			64,360
Equity			1,161
Investment/advance for future capital increase
Capital decrease
Amortization
Proposed dividends and JCP
Effects of applying new IFRS
Other	[2]		(65,521)
Joint Ventures [Member] | Caiua [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		74,639	56,037
Equity		4,800	5,034
Investment/advance for future capital increase
Capital decrease
Amortization
Proposed dividends and JCP		(1,127)	(1,324)
Transfers
Effects of applying new IFRS			14,892
Other	[2]
Investments, ending		78,312	74,639
Joint Ventures [Member] | Integracao Maranhense [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		129,684	113,401
Equity		11,316	9,238
Investment/advance for future capital increase
Capital decrease
Amortization
Proposed dividends and JCP		(2,284)	(2,022)
Transfers
Effects of applying new IFRS			9,067
Other	[2]
Investments, ending		138,716	129,684
Joint Ventures [Member] | Matrincha [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		673,216	835,819
Equity		48,634	50,411
Investment/advance for future capital increase
Capital decrease
Amortization
Proposed dividends and JCP		(10,323)	(9,131)
Transfers
Effects of applying new IFRS			(203,883)
Other	[2]
Investments, ending		711,527	673,216
Joint Ventures [Member] | Guaraciaba [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		356,941	418,320
Equity		18,312	35,321
Investment/advance for future capital increase
Capital decrease		(34,300)
Amortization
Proposed dividends and JCP		(3,876)	(4,328)
Transfers
Effects of applying new IFRS			(92,372)
Other	[2]
Investments, ending		337,077	356,941
Joint Ventures [Member] | Paranaiba [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		160,584	162,273
Equity		16,375	(16,510)
Investment/advance for future capital increase
Capital decrease
Amortization
Proposed dividends and JCP		(2,986)	(2,976)
Transfers
Effects of applying new IFRS			17,797
Other	[2]
Investments, ending		173,973	160,584
Joint Ventures [Member] | Mata de Santa Genebra [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		484,262	459,374
Equity		(41,716)	(2,541)
Investment/advance for future capital increase		130,811	48,096
Capital decrease
Amortization
Proposed dividends and JCP			3,264
Transfers
Effects of applying new IFRS			(23,931)
Other	[2]
Investments, ending		573,357	484,262
Joint Ventures [Member] | Cantareira [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning			200,018
Equity			24,564
Investment/advance for future capital increase
Capital decrease			(35,280)
Amortization
Proposed dividends and JCP			(1,461)
Effects of applying new IFRS			129,682
Other	[2]
Joint Ventures [Member] | Voltalia Sao Miguel Do Gostoso - Direito De Autorizacao [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		10,405
Equity
Investment/advance for future capital increase
Capital decrease
Amortization		(367)
Proposed dividends and JCP
Transfers
Investments, ending		R$ 10,038	R$ 10,405

[1]	As of December 31, 2017, the joint ventures operating in the transmission segment had their electricity transmission concession agreements classified as financial assets within the scope of IAS 39 and IFRIC 12. With the entry into force on January 1, 2018 of IFRS 15, bringing the concept of the right to receive the infrastructure investments conditioned to the fulfillment of performance obligations to operate and maintain the infrastructure and not only by the passage of time, the electricity transmission concession agreements started being classified as contract assets. As a result, the balance of the financial assets of the joint ventures started being classified on January 1, 2018 as contract assets in accordance with the Company's practices, with a reduction in its measurement in the amount of R$148,748 with effect in the Company in the caption Investments, by equity. At the transition, the Company and its joint ventures opted to adopt the standard on the date of initial application as an adjustment to the opening balance, in equity account, considering only agreements outstanding prior to the date of application, as set forth in IFRS 15.
[2]	Of the total, the amounts of R$ 36,687 and R$ 92,312 refers to investments that are now subsidiaries; R$ 65,521 refers to investment written off; R$ 427 from the sale of the associated company Dois Saltos Empreendimentos de Gerao de Energia Eltrica Ltda ; and R$ 15 refers to the transfer to Other receivables.